T. ROWE PRICE Retirement I 2005 Fund-I Class
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 56.3%
T. Rowe Price Funds:
New Income Fund  59,645 3,202 4,171 6,044,303 59,476
Limited Duration Inflation
Focused Bond Fund  59,992 2,921 5,744 10,566,393 57,904
International Bond Fund (USD
Hedged)  20,301 1,121 1,462 1,964,610 20,039
Emerging Markets Bond Fund  15,265 926 1,216 1,322,341 15,128
High Yield Fund  13,700 854 939 2,041,536 13,719
Dynamic Global Bond Fund  13,963 844 757 1,386,810 13,619
Floating Rate Fund  7,210 446 391 759,420 7,252
U.S. Treasury Long-Term Index
Fund  4,826 316 374 436,672 5,157
Total Bond Mutual Funds (Cost $184,068) 192,294
EQUITY MUTUAL FUNDS 40.4%
T. Rowe Price Funds:
Equity Index 500 Fund  40,904 2,337 10,071 255,316 30,559
Value Fund  14,495 8,510 1,146 434,536 22,383
Growth Stock Fund (3) 13,310 4,833 976 158,851 18,735
International Value Equity Fund  11,645 555 726 698,029 11,259
Overseas Stock Fund  11,134 515 928 787,439 10,646
International Stock Fund  10,132 477 807 428,550 9,750
Mid-Cap Growth Fund  5,373 248 303 43,553 5,682
Mid-Cap Value Fund  5,984 263 775 146,452 5,098
Emerging Markets Stock Fund  5,622 263 452 94,391 5,093
Small-Cap Value Fund  3,883 168 219 60,990 3,916
Real Assets Fund  3,912 180 230 258,725 3,839
Small-Cap Stock Fund  3,659 176 227 50,228 3,747
New Horizons Fund (3) 2,871 133 152 33,434 3,265
Emerging Markets Discovery
Stock Fund  2,148 824 145 171,716 2,770
U.S. Large-Cap Core Fund  1,223 57 97 33,758 1,257
Total Equity Mutual Funds (Cost $99,048) 137,999

T. ROWE PRICE Retirement I 2005 Fund-I Class

$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.3%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (4) 8,786 4,332 1,967 11,151,115 11,151
Total Short-Term Investments (Cost $11,151) 11,151
Total Investments in Securities 100.0%
(Cost $294,267) $ 341,444
Other Assets Less Liabilities (0.0)% (92)
Net Assets 100.0% $ 341,352
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $1,050 and $1,088, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement I 2005 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 15 $ (431) $ 126
Emerging Markets Bond Fund  (20) 153 203
Emerging Markets Discovery Stock Fund  11 (57) —
Emerging Markets Stock Fund  51 (340) —
Equity Index 500 Fund  5,498 (2,611) 144
Floating Rate Fund  (2) (13) 84
Growth Stock Fund  146 1,568 —
High Yield Fund  20 104 192
International Bond Fund (USD Hedged)  20 79 103
International Stock Fund  93 (52) —
International Value Equity Fund  88 (215) —
Limited Duration Inflation Focused Bond Fund  147 735 —
Mid-Cap Growth Fund  60 364 —
Mid-Cap Value Fund  135 (374) —
New Horizons Fund  43 413 —
New Income Fund  55 800 296
Overseas Stock Fund  78 (75) —
Real Assets Fund  34 (23) —
Small-Cap Stock Fund  32 139 —
Small-Cap Value Fund  28 84 —
U.S. Large-Cap Core Fund  15 74 —
U.S. Treasury Long-Term Index Fund  (52) 389 26
Value Fund  158 524 —
U.S. Treasury Money Fund, 0.06% — — 1
Affiliates not held at period end — — —
Totals $ 6,653# $ 1,235 $ 1,175+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,175 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2005 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2005 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2005 Fund-I Class

Level 2 –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R409-054Q1 08/21